OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Loss on Sale of Subsidiaries (Details) $ in Thousands, £ in Millions	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 USD ($)	Mar. 31, 2019	Mar. 31, 2019 Affiliates	Mar. 31, 2019 Company	Mar. 31, 2018 USD ($)	Dec. 31, 2019	Jun. 30, 2019
Gain (loss) on sale of subsidiaries		$ 0	$ (55,883)		$ 0				$ 0
Eastern Airways International Limited
Gain (loss) on sale of subsidiaries			(46,852)
Write off of net assets			35,000
Write off of cumulative translation adjustment			11,900
Aviashelf and Bristow Helicopters Leasing Limited
Gain (loss) on sale of subsidiaries			(9,031)
Write off of net assets			1,800
Write off of cumulative translation adjustment			$ 7,200
Eastern Airways
Consideration paid | £				£ 17.1
Purchase covenants, non solicitation of key employees period				12 months
Purchase covenants, right to appoint observer to board of directors period				12 months
Purchase covenants, transition services coverage period				12 months
Aviashelf Aviation Co.
Ownership percentage by parent					48.50%	48.50%	48.50%	48.50%		48.50%	48.50%
Proceeds from sale of business	$ 400				$ 2,600
Number of joint ventures							2	2
Option to acquire additional interest in affiliate	8.50%					8.50%
Bristow Helicopter Leasing
Ownership percentage by parent					60.00%	60.00%	60.00%	60.00%		60.00%
Proceeds from sale of business					$ 1,400
Columbia Helicopters
Termination fee					$ 20,000